Accounts receivable (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Accounts receivable
Receivables			$ 668,980	$ 781,612	$ 458,518
Allowance for doubtful accounts			(38,223)	(67,482)	(67,733)	$ (184,579)
Net receivables		$ 31,961	630,757	714,130	390,785
Interest income from accounts receivable	$ 0
Accounts receivable for passenger charges			$ 486,650	$ 567,818	$ 309,711